Real estate property development completed, under development and held for sale	12 Months Ended
Dec. 31, 2013
Real estate property development completed, under development and held for sale [Abstract]
Real estate property development completed, under development and held for sale

3. Real estate property development completed, under development and held for sale

The following summarizes the components of real estate property completed, under development and held for sale at December 31, 2012 and 2013:

	December 31, 2012	December 31, 2013
	US$	US$
Development completed:
Zhengzhou Xinyuan Splendid 1A	101,257	104,389
Zhengzhou Financial Square	12,377	437,926
Zhengzhou Yipin Xiangshan Phase I	51,143	123,095
Suzhou Lake Splendid	166,155	-
Suzhou Colorful Garden	421,380	-
Hefei Wangjiang Garden	278,548	287,165
Jinan International City Garden	972,064	555,797
Chengdu Xinyuan Splendid I	1,155,434	507,026
Xuzhou Colorful Garden	-	606,597
Kunshan International City Garden	-	18,638,293
Real estate property development completed	3,158,358	21,260,288

Under development:
Current:
Xuzhou Colorful Garden	21,238,889	-
Zhengzhou Modern City	57,408,025	-
Zhengzhou Century East A	53,604,699	58,191,063
Zhengzhou Century East B	98,948,705	32,746,317
Zhengzhou Royal Palace	98,557,509	36,513,783
Jinan Xinyuan Splendid	297,909,913	246,411,869
Kunshan International City Garden	123,002,290	-
Chengdu Xinyuan Splendid II	41,573,242	-
Zhengzhou Yipin Xiangshan Phase II	56,189,379	2,771,029
Xuzhou Colorful City	39,943,324	52,265,536
Zhengzhou Xin City	97,601,917	142,442,382
Suzhou Xin City	44,942,686	84,443,063
Beijing Xindo Park	170,596,964	198,205,122
Kunshan Royal Palace	-	230,141,756
Suzhou Lake Royal Palace	-	170,300,658
Xingyang Splendid	-	44,212,884
Zhengzhou Xindo Park (residential)	-	26,882,515
Zhengzhou Xindo Park (commercial)	-	28,263,162
New York Oosten	55,587,073	65,672,108
	1,257,104,615	1,419,463,247
Profit recognized	279,176,906	288,139,603
Less: progress billings (see Note 13)	(813,462,059)	(775,084,144)

Total real estate property under development	722,819,462	932,518,706

Northern Nevada Land Portfolio	1,191,200	588,000
Lennox Project	10,000,000	4,936,041
Real estate property held for sale	11,191,200	5,524,041

Total real estate property development completed, under development and held for sale	737,169,020	959,303,035

As of December 31, 2013, land use rights included in the real estate property under development totaled US$815,651,828 (2012: US$602,353,601).

As of December 31, 2013, land use rights with an aggregate net book value of US$194,508,955 was pledged as collateral for certain bank loans. As of December 31, 2012, real estate property under development with an aggregate net book value of US$39,694,448 was pledged as collateral for certain bank loans.